DIVIDENDS	12 Months Ended
Dec. 31, 2018
DIVIDENDS
DIVIDENDS

33.    DIVIDENDS

According to the articles of association of the Company, the Company considers that the maximum limit of profit appropriation to its shareholders is the lowest of:

(i)	the sum of the net profit and the opening retained earnings for the current period in accordance with IFRSs;

(ii)	the sum of the net profit and the opening retained earnings for the current period in accordance with the PRC Accounting Standards for Business Enterprises; and

(iii)	the amount limited by the Company Law of the PRC.

According to the resolution of the board of directors dated 28 March 2019, the directors did not propose any final dividend for the year ended December 31, 2018, which is to be approved by the shareholders.